TAXATION (Tables)	12 Months Ended
Dec. 31, 2018
TAXATION
Schedule of taxation charge attributable to the group

	2018	2017	2016
	$ million	$ million	$ million
Current taxation:
UK corporation tax	27	23	23
Overseas tax	131	177	261
Current income tax charge	158	200	284
Adjustments in respect of prior periods	(33)	(60)	(53)
Total current taxation	125	140	231
Deferred taxation:
Origination and reversal of temporary differences	(3)	32	24
Changes in tax rates	1	(49)	–
Adjustments to estimated amounts arising in prior periods	(5)	(11)	23
Total deferred taxation	(7)	(28)	47
Total taxation as per the income statement	118	112	278
Taxation in other comprehensive income	(4)	9	(10)
Taxation in equity	(1)	3	(2)
Taxation attributable to the Group	113	124	266

Schedule of reconciliation of expected tax charge at the UK statutory rate with the actual tax charge

	2018	2017	2016
	$ million	$ million	$ million
Profit before taxation	781	879	1,062
Expected taxation at UK statutory rate of 19.0% (2017: 19.3%, 2016: 20.0%)	148	169	212
Differences in overseas taxation rates[1]	(5)	48	34
Disposal of the Gynaecology business (mainly at the US tax rate)	–	–	56
Benefit of US Manufacturing deduction	–	(9)	(7)
R&D tax credits	(6)	(3)	(3)
Tax losses not recognised	4	10	1
Utilisation of previously unrecognised tax losses	(1)	(6)	(9)
Impact of US tax reform	–	(32)	–
Expenses not deductible for tax purposes	15	11	23
Change in tax rates	1	(5)	1
Adjustments in respect of prior years[2]	(38)	(71)	(30)
Total taxation as per the income statement	118	112	278
1	Reflects the geographical mix of profits offset by the impact of intra-group loans provided to finance US acquisitions and business operations.
2	The adjustments in respect of prior years are explained on the previous page.

Schedule of movements in the main components of deferred tax assets and liabilities
					Inventory,
	Accelerated		Retirement		provisions,
	tax		benefit	Macrotexture	losses and other
	depreciation	Intangibles	obligations	claims	differences	Total
	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2016	(73)	(209)	28	52	205	3
Exchange adjustment	1	(2)	2	–	13	14
Movement in income statement – current year	(9)	15	(6)	(1)	(31)	(32)
Movement in income statement – prior years	2	4	–	–	5	11
Movement in other comprehensive income	–	–	(17)	–	4	(13)
Movement in equity	–	–	–	–	(3)	(3)
Changes in tax rate	29	71	–	(18)	(33)	49
Acquisitions	–	(22)	–	–	23	1
At 31 December 2017	(50)	(143)	7	33	183	30
Adjustment on initial application of IFRS 9	–	–	–	–	3	3
Adjusted balance at 1 January 2018	(50)	(143)	7	33	186	33
Exchange adjustment	–	2	–	–	(7)	(5)
Movement in income statement – current year	11	14	–	(33)	11	3
Movement in income statement – prior years	(12)	1	4	–	12	5
Movement in other comprehensive income	–	–	(6)	–	(3)	(9)
Movement in equity	–	–	–	–	1	1
Changes in tax rate	(1)	–	–	–	–	(1)
At 31 December 2018	(52)	(126)	5	–	200	27

Represented by:

	2018	2017
	$ million	$ million
Deferred tax assets	126	127
Deferred tax liabilities	(99)	(97)
Net position at 31 December	27	30